Fair Value of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value

Assets measured at fair value on a recurring basis are summarized below:

	December 31, 2013
					Total Gains
	Total	Level 1	Level 2	Level 3	(Losses)
Assets
Recurring fair value measurements;
Debt Securities Available for sale:
U.S. Government sponsored enterprises (GSEs)	$-	$-	$-	$-
State, county and municipals	8,015,731	-	8,015,731	-
Mortgage-backed securities GSE residential	30,374,611	-	30,374,611	-
Trust preferred securities	365,438	-	-	365,438
Total debt securities available for sale	38,755,780	-	38,390,342	365,438
Equity securities	50,000	-	-	50,000
Total receiving fair value measurements	$38,805,780	$-	$38,390,342	$415,438

Nonrecurring fair value measurements:
Impaired loans	$30,830,431	$-	$-	$30,830,431	$(3,843,360)
Foreclosed real estate	13,364,968	-	-	13,364,968	(849,156)
Total nonrecurring fair value measurements	$44,195,399	$-	$-	$44,195,399	$(4,692,516)

	December 31, 2012
	Total	Level1	Level2	Level3	Total Gains (Losses)
Assets
Recurring fair value measurements:
Debt securities available for sale:
U.S. Government sponsored enterprises (GSEs)	$2,005,760	$-	$2,005,760	$-
State, county and municipals	9,307,627	-	9,307,627	-
Mortgage-backed securities GSE residential	30,880,902	-	30,880,902	-
Trust preferred securities	365,438	-	-	365,438
Total debt securities available for sale	42,559,727	-	42,194,289	365,438
Equity securities	50,000	-	-	50,000
Total receivinh fair valuem measurements	$42,609,727	$-	$42,194,289	$415,438

Nonrecurring fair value measurements:
Impaired loans	$25,525,940	$-	$-	$25,525,940	$(1,848,164)
Foreclosed real estate	5,412,435	-	-	5,412,435	(802,157)
Total nonrecurring fair value measurements	$30,938,375	$-	$-	$30,938,375	$(2,650,321)

Quantitative Information about Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value at December 31, 2013:

	Quantitative Information About Level 3 Fair Value Measurements
	FairValue	Valuation	Unobservable	Range (Weighted
Asset Description	Estimate	Techniques	Input	Average)

Impaired loans	$30,830,431	Appraisal of collateral (1)	Liquidation expenses (2)	0.0% to - 8.0% (-6.89%)

			Discount for lack of marketability and age of appraisal	0.0% to -92.0% (3.39%)

Foreclosed real estate	$13,364,968	Appraisal (1)	Liquidation expenses (2)	0.0% to - 7.0% (-6.9%)

			Discount for lack of marketability and age of appraisal	0.0% to -18.0% (1.3%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include level 3 inputs which are not identifiable.

(2)	Appraisals may be adjusted by management for qualitative factors including estimated liquidation expenses. The range of adjustments including liquidation expenses is presented as a percent of the appraisal.

Changes in Individual Securities

Presented below are the changes in the individual securities, balances or fair values of those available-for-sale securities reported using Level 3 inputs for the year ended December 31, 2013 and for the year ended December 31, 2012:

	December 31, 2013			December 31, 2012
	Debt Securities	Equity		Debt Securities	Equity
	Available for Sale	Securities	Total	Available for Sale	Securities	Total
Opening Balance	$365,438	$50,000	$415,438	$627,875	$50,000	$677,875
Total gains or losses for the period
Loss on OTTI Impairment included in earnings	-	-	-	(262,437)	-	(262,437)
Included in other comprehensive income	-	-	-	-	-	-
Closing Balance	$365,438	$50,000	$415,438	$365,438	$50,000	$415,438

Carrying Amount and Fair Values for Other Financial Instruments That Not Measured at Fair Value

The carrying amount and fair values for other financial instruments that are not measured at fair value on a recurring basis at December 31, 2013 and 2012 are as follows:

	December 31, 2013
	Carrying	Fair Value Level
	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Interest-bearing deposits at other financial institutions	$507,286	$507,286	$-	$-	$507,286
Federal funds sold	294,000	294,000	-	-	294,000
Restricted equity securities	608,700	-	608,700	-	608,700
Loans, net	203,238,307	-	-	202,033,204	202,033,204

Financial liabilities:
Deposits	275,388,866	-	276,806,640	-	276,806,640
Note payable	275,250	-	-	275,250	275,250
Federal Home Loan Bank advances	5,500,000	-	5,502,746	-	5,502,746
Company guaranteed trust preferred securities	3,403,000	-	-	3,403,000	3,403,000

	December 31, 2012
	Carrying	Fair Value Level
	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Interest-bearing deposits at other financial institutions	$727,124	$727,124	$-	$-	$727,124
Federal funds sold	6,340,000	6,340,000	-	-	6,340,000
Restricted equity securities	691,900	-	691,900	-	691,900
Loans, net	212,260,549	-	-	212,704,841	212,704,841

Financial liabilities:
Deposits	281,341,333	-	283,707,789	-	283,707,789
Note payable	275,250	-	-	275,250	275,250
Federal Home Loan Bank advances	5,500,000	-	5,495,163	-	5,495,163
Company guaranteed trust preferred securities	3,403,000	-	-	3,403,000	3,403,000